Net Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net debt [line items]
Cash and cash equivalents restricted by legal or contractual arrangements	$ 112	$ 95
Defaults on loans payable	0
Revolving credit facility [member]
Disclosure of net debt [line items]
Revolving credit facility, maximum amount	5,500
Commercial paper, amount drawn		$ 0
Revolving credit facility, maturity period	10 October 2026